GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
Balance as of January 1, 2011	$23,021

Goodwill acquired during the year (see Note 1(b), 1(d),1(e))	19,517
Foreign currency translation adjustments	(96)

Balance as of December 31, 2011	42,442

Foreign currency translation adjustments	513

Balance as of December 31, 2012	$42,955